LEASE (Schedule of future lease payments) (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	¥ 35,074	$ 5,504
2023	26,291	4,126
2024	22,708	3,563
2025	23,057	3,618
2026	22,891	3,592
Thereafter	210,849	33,087
Total future lease payments	340,870	53,491
Less: Imputed interest	106,161	16,660
Total lease liability balance	¥ 234,709	$ 36,831